RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, investment, employer, common stock, to total asset, percentage	98.00%	98.00%
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 6,568,083,000	$ 5,644,890,000
Dividends	$ 13,646,000
HII common stock | Master Trust Balances
EBP, Master Trust [Line Items]
EBP, investment, number of shares (in shares)	806,762	957,878
Total investments at fair value	$ 274,356,000	$ 181,010,000
Dividends	4,961,000
Interest-Bearing Deposits | Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 469,000	$ 550,000